Financial instruments and risk management - Maturities (Details) R in Millions, $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ZAR (R)	Dec. 31, 2022 ZAR (R)	Dec. 31, 2021 ZAR (R)	Oct. 25, 2019 ZAR (R)
(Loss)/gain on financial instruments
Other payables		R 5,422	R 6,391	R 9,364
Trade and other payables		11,678	10,893	10,443
Total		77,524	56,121	52,738
R5.5 billion RCF
(Loss)/gain on financial instruments
Loan		5,500			R 5,500
US$ Convertible bond
(Loss)/gain on financial instruments
Loan | $	$ 500
Within one year
(Loss)/gain on financial instruments
Trade and other payables		11,678	10,893	10,443
Total		28,523	15,820	16,171
Between one and two years
(Loss)/gain on financial instruments
Trade and other payables		0	0	0
Total		1,134	1,098	3,869
Between two and three years
(Loss)/gain on financial instruments
Trade and other payables		0	0	0
Total		13,693	1,446	1,248
Between three and five years
(Loss)/gain on financial instruments
Trade and other payables		0	0	0
Total		1,681	13,833	12,878
After five years
(Loss)/gain on financial instruments
Trade and other payables		0	0	0
Total		32,493	23,924	18,572
- Capital
(Loss)/gain on financial instruments
Other payables		12,757	11,201	12,661
- Capital | R5.5 billion RCF
(Loss)/gain on financial instruments
Non-bank borrowings		4,000
- Capital | US$ Convertible bond
(Loss)/gain on financial instruments
Non-bank borrowings		9,285
- Capital | 2026 and 2029 Notes
(Loss)/gain on financial instruments
Non-bank borrowings		22,284	20,436	19,129
- Capital | Burnstone Debt
(Loss)/gain on financial instruments
Non-bank borrowings		145	132	1,158
- Capital | Other borrowings
(Loss)/gain on financial instruments
Non-bank borrowings		40	41
- Capital | Franco-Nevada liability
(Loss)/gain on financial instruments
Non-bank borrowings		3	2	2
- Capital | Stillwater Convertible Debentures
(Loss)/gain on financial instruments
Non-bank borrowings		4	4	4
- Capital | Within one year
(Loss)/gain on financial instruments
Other payables		2,203	4,050	4,915
- Capital | Within one year | R5.5 billion RCF
(Loss)/gain on financial instruments
Non-bank borrowings		4,000
- Capital | Within one year | US$ Convertible bond
(Loss)/gain on financial instruments
Non-bank borrowings		9,285
- Capital | Within one year | 2026 and 2029 Notes
(Loss)/gain on financial instruments
Non-bank borrowings		0	0	0
- Capital | Within one year | Burnstone Debt
(Loss)/gain on financial instruments
Non-bank borrowings		0	0	0
- Capital | Within one year | Other borrowings
(Loss)/gain on financial instruments
Non-bank borrowings		11	9
- Capital | Within one year | Franco-Nevada liability
(Loss)/gain on financial instruments
Non-bank borrowings		3	2	2
- Capital | Within one year | Stillwater Convertible Debentures
(Loss)/gain on financial instruments
Non-bank borrowings		4	4	4
- Capital | Between one and two years
(Loss)/gain on financial instruments
Other payables		188	201	3,062
- Capital | Between one and two years | R5.5 billion RCF
(Loss)/gain on financial instruments
Non-bank borrowings		0
- Capital | Between one and two years | US$ Convertible bond
(Loss)/gain on financial instruments
Non-bank borrowings		0
- Capital | Between one and two years | 2026 and 2029 Notes
(Loss)/gain on financial instruments
Non-bank borrowings		0	0	0
- Capital | Between one and two years | Burnstone Debt
(Loss)/gain on financial instruments
Non-bank borrowings		0	25	0
- Capital | Between one and two years | Other borrowings
(Loss)/gain on financial instruments
Non-bank borrowings		5	7
- Capital | Between one and two years | Franco-Nevada liability
(Loss)/gain on financial instruments
Non-bank borrowings		0	0	0
- Capital | Between one and two years | Stillwater Convertible Debentures
(Loss)/gain on financial instruments
Non-bank borrowings		0	0	0
- Capital | Between two and three years
(Loss)/gain on financial instruments
Other payables		277	467	441
- Capital | Between two and three years | R5.5 billion RCF
(Loss)/gain on financial instruments
Non-bank borrowings		0
- Capital | Between two and three years | US$ Convertible bond
(Loss)/gain on financial instruments
Non-bank borrowings		0
- Capital | Between two and three years | 2026 and 2029 Notes
(Loss)/gain on financial instruments
Non-bank borrowings		12,535	0	0
- Capital | Between two and three years | Burnstone Debt
(Loss)/gain on financial instruments
Non-bank borrowings		0	107	0
- Capital | Between two and three years | Other borrowings
(Loss)/gain on financial instruments
Non-bank borrowings		5	4
- Capital | Between two and three years | Franco-Nevada liability
(Loss)/gain on financial instruments
Non-bank borrowings		0	0	0
- Capital | Between two and three years | Stillwater Convertible Debentures
(Loss)/gain on financial instruments
Non-bank borrowings		0	0	0
- Capital | Between three and five years
(Loss)/gain on financial instruments
Other payables		477	986	557
- Capital | Between three and five years | R5.5 billion RCF
(Loss)/gain on financial instruments
Non-bank borrowings		0
- Capital | Between three and five years | US$ Convertible bond
(Loss)/gain on financial instruments
Non-bank borrowings		0
- Capital | Between three and five years | 2026 and 2029 Notes
(Loss)/gain on financial instruments
Non-bank borrowings		0	11,495	10,760
- Capital | Between three and five years | Burnstone Debt
(Loss)/gain on financial instruments
Non-bank borrowings		145	0	0
- Capital | Between three and five years | Other borrowings
(Loss)/gain on financial instruments
Non-bank borrowings		10	8
- Capital | Between three and five years | Franco-Nevada liability
(Loss)/gain on financial instruments
Non-bank borrowings		0	0	0
- Capital | Between three and five years | Stillwater Convertible Debentures
(Loss)/gain on financial instruments
Non-bank borrowings		0	0	0
- Capital | After five years
(Loss)/gain on financial instruments
Other payables		9,612	5,497	3,686
- Capital | After five years | R5.5 billion RCF
(Loss)/gain on financial instruments
Non-bank borrowings		0
- Capital | After five years | US$ Convertible bond
(Loss)/gain on financial instruments
Non-bank borrowings		0
- Capital | After five years | 2026 and 2029 Notes
(Loss)/gain on financial instruments
Non-bank borrowings		9,749	8,941	8,369
- Capital | After five years | Burnstone Debt
(Loss)/gain on financial instruments
Non-bank borrowings		0	0	1,158
- Capital | After five years | Other borrowings
(Loss)/gain on financial instruments
Non-bank borrowings		9	13
- Capital | After five years | Franco-Nevada liability
(Loss)/gain on financial instruments
Non-bank borrowings		0	0	0
- Capital | After five years | Stillwater Convertible Debentures
(Loss)/gain on financial instruments
Non-bank borrowings		0	0	0
- Interest
(Loss)/gain on financial instruments
Non-bank borrowings		17,328	13,412	9,341
- Interest | Within one year
(Loss)/gain on financial instruments
Non-bank borrowings		1,339	862	807
- Interest | Between one and two years
(Loss)/gain on financial instruments
Non-bank borrowings		941	865	807
- Interest | Between two and three years
(Loss)/gain on financial instruments
Non-bank borrowings		876	868	807
- Interest | Between three and five years
(Loss)/gain on financial instruments
Non-bank borrowings		1,049	1,344	1,561
- Interest | After five years
(Loss)/gain on financial instruments
Non-bank borrowings		R 13,123	R 9,473	R 5,359